Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
YCG Enhanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name	YCG Enhanced Fund
Account Value	$ 31,732	$ 26,626	$ 21,940	$ 26,296	$ 20,244	$ 17,683	$ 13,842	$ 13,049	$ 10,646	$ 10,225	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Account Value	$ 24,816	$ 19,654	$ 17,629	$ 19,974	$ 16,730	$ 14,524	$ 12,786	$ 12,923	$ 10,311	$ 9,857	$ 10,000